Shareholder Report, Average Annual Return (Details) 199476_Vident U.S. Equity Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Vident U.S. Equity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Equity Strategy ETF NAV
Average Annual Return, Percent	14.04%	11.58%	12.00%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	15.37%
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index
Average Annual Return, Percent	14.63%	13.55%	13.11%
Morningstar US Market TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR
Average Annual Return, Percent	20.07%	11.91%	14.94%